American Balanced Fund, Inc.
     One Market, Steuart Tower, Suite 1800, San Francisco, California 94105
                            Telephone  (415)0421-9360

                                             March 17, 2000

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  American Balanced Fund, Inc.
     File Nos.  811-66
                2-10758

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 3/9/00 of Registrant's Post-Effective Amendment No. 88 under The Securities Act of 1933 and Amendment No. 27 under The Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Patrick F. Quan
                                             Patrick F. Quan
                                             Secretary



cc:   Mr. Bric Barrientos
     (Division of Investment Management)